Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments
Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	Half year 2020 $m
					Net asset
		Equity			value
		securities			attributable
		and		Other	to unit
		holdings in		investments	holders of
		collective		(including	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	funds	liabilities	Total
Balance at beginning of period	3,587	276	6	1,301	(2)	(3,760)	1,408
Total gains (losses) in income statement*	120	(44)	(6)	(170)	134	(91)	(57)
Total gains (losses) recorded in other comprehensive income	—	(4)	—	—	—	—	(4)
Purchases and other additions	—	348	20	484	(583)	—	269
Sales	—	(102)	(2)	(46)	13	—	(137)
Issues	52	—	—	—	—	(53)	(1)
Settlements	(153)	—	—	—	—	161	8
Transfers into level 3	—	—	53	—	—	—	53
Balance at end of period	3,606	474	71	1,569	(438)	(3,743)	1,539

	Full year 2019 $m
							Net asset
		Equity					value
		securities					attributable
		and		Other		Borrowings	to unit
		holdings in		investments		attributable	holders of
		collective		(including		to with-	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at beginning of year	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752
Demerger of UK and Europe operations	(2,509)	(440)	(1,498)	(5,513)	—	2,045	1,258	451	(6,206)
Total gains (losses) in income statement*	1	(11)	6	30	539	—	—	(28)	537
Total gains (losses) recorded in other comprehensive income	—	3	—	(6)	—	—	—	(11)	(14)
Purchases	—	69	—	269	—	—	(2)	—	336
Sales	—	(1)	(7)	(193)	—	—	—	—	(201)
Issues	275	—	—	—	—	—	—	(143)	132
Settlements	(234)	—	—	—	—	—	—	306	72
Balance at end of year	3,587	276	6	1,301	—	—	(2)	(3,760)	1,408

*     Of the total net gains and (losses) in the income statement of $(57) million at half year 2020 (full year 2019: $537 million), $(103) million (full year 2019: $19 million) relates to net unrealised gains and losses of financial instruments still held at the end of the period, which can be analysed as follows:

	2020 $m	2019 $m
	30 Jun	31 Dec
Equity securities and holdings in collective investment schemes	(72)	(11)
Debt securities	(5)	—
Other investments	(157)	34
Net asset value attributable to unit holders of consolidated investment funds	132	—
Other financial liabilities	(1)	(4)
Total	(103)	19

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	30 Jun 2020 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total

Loans	—	—	3,606	3,606
Equity securities and holdings in collective investment schemes	230,670	3,554	474	234,698
Debt securities	64,300	57,091	71	121,462
Other investments (including derivative assets)	109	2,350	1,569	4,028
Derivative liabilities	(65)	(402)	—	(467)
Total financial investments, net of derivative liabilities	295,014	62,593	5,720	363,327
Investment contract liabilities without discretionary participation features held at fair value	—	(936)	—	(936)
Net asset value attributable to unit holders of consolidated investment funds	(5,521)	(8)	(438)	(5,967)
Other financial liabilities held at fair value	—	—	(3,743)	(3,743)
Total financial instruments at fair value	289,493	61,649	1,539	352,681
Percentage of total (%)	82%	18%	0%	100%
Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	67,290	12,963	314	80,567
Unit-linked and variable annuity separate account	204,723	1,208	—	205,931
Non-linked shareholder-backed business	23,001	48,422	5,406	76,829
Total financial investments, net of derivative liabilities at fair value	295,014	62,593	5,720	363,327
Other financial liabilities at fair value	(5,521)	(944)	(4,181)	(10,646)
Group total financial instruments at fair value	289,493	61,649	1,539	352,681

	31 Dec 2019 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	243,285	3,720	276	247,281
Debt securities	67,927	66,637	6	134,570
Other investments (including derivative assets)	70	1,676	1,301	3,047
Derivative liabilities	(185)	(207)	—	(392)
Total financial investments, net of derivative liabilities	311,097	71,826	5,170	388,093
Investment contract liabilities without discretionary participation features held at fair value	—	(1,011)	—	(1,011)
Net asset value attributable to unit holders of consolidated investment funds	(5,973)	(23)	(2)	(5,998)
Other financial liabilities held at fair value	—	—	(3,760)	(3,760)
Total financial instruments at fair value	305,124	70,792	1,408	377,324
Percentage of total (%)	81%	19%	0%	100%
Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	66,061	7,762	260	74,083
Unit-linked and variable annuity separate account	217,838	1,486	—	219,324
Non-linked shareholder-backed business	27,198	62,578	4,910	94,686
Total financial investments, net of derivative liabilities at fair value	311,097	71,826	5,170	388,093
Other financial liabilities at fair value	(5,973)	(1,034)	(3,762)	(10,769)
Group total financial instruments at fair value	305,124	70,792	1,408	377,324

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2020 $m	2019 $m
	30 Jun	31 Dec
Equity securities and holdings in collective investment schemes	(72)	(11)
Debt securities	(5)	—
Other investments	(157)	34
Net asset value attributable to unit holders of consolidated investment funds	132	—
Other financial liabilities	(1)	(4)
Total	(103)	19

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below. These are carried at amortised cost, which approximates fair value.

	2020 $m		2019 $m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	11,304	11,435	12,996	13,511
Liabilities
Investment contract liabilities without discretionary participation features	(3,730)	(3,793)	(3,891)	(3,957)
Core structural borrowings of shareholder-financed businesses	(6,499)	(7,087)	(5,594)	(6,227)
Operational borrowings (excluding lease liabilities)	(1,703)	(1,703)	(2,015)	(2,015)
Obligations under funding, securities lending and sale and repurchase agreements	(9,085)	(9,442)	(8,901)	(9,135)
Total	(9,713)	(10,590)	(7,405)	(7,823)